Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 59.4%
	Shares	Value ($)
U.S. Large Cap 59.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,843,947	191,596,689
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	16,163,054	481,982,262
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	13,785,027	191,198,332
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,339,955	201,547,185
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,597,371	161,413,679
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,886,544	195,412,900
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,985,934	199,588,134
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	14,384,895	400,187,776
Total		2,022,926,957
Total Equity Funds (Cost $1,516,723,264)		2,022,926,957

Exchange-Traded Fixed Income Funds 9.6%

Investment Grade 9.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,567,100	160,549,395
Vanguard Intermediate-Term Corporate Bond ETF	2,215,000	167,631,200
Total		328,180,595
Total Exchange-Traded Fixed Income Funds (Cost $401,504,692)		328,180,595

Fixed Income Funds 11.3%

Investment Grade 11.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,446,101	39,792,606
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,312,349	39,736,368
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,962,649	25,419,528
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,467,368	66,534,245
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,796,191	78,813,876
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	14,381,447	133,172,200
Total		383,468,823
Total Fixed Income Funds (Cost $462,180,102)		383,468,823

Residential Mortgage-Backed Securities - Agency 10.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2037	2.500%	52,450,000	47,463,153
10/18/2037- 10/13/2052	3.000%	297,988,000	259,888,619
10/13/2052	3.500%	35,000,000	31,497,266
Total Residential Mortgage-Backed Securities - Agency (Cost $353,437,372)			338,849,038

Options Purchased Puts 1.1%
Value ($)
(Cost $31,999,677)	37,073,330

Money Market Funds 16.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(d)	571,732,030	571,446,164
Total Money Market Funds (Cost $571,454,760)		571,446,164
Total Investments in Securities (Cost: $3,337,299,867)		3,681,944,907
Other Assets & Liabilities, Net		(279,590,262)
Net Assets		3,402,354,645
At September 30, 2022, securities and/or cash totaling $64,579,398 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	946	12/2022	USD	170,350,950	—	(5,298,439)
U.S. Long Bond	678	12/2022	USD	85,703,438	—	(7,146,699)
U.S. Treasury 10-Year Note	720	12/2022	USD	80,685,000	—	(3,791,793)
U.S. Treasury 2-Year Note	1,155	12/2022	USD	237,226,173	—	(2,847,761)
U.S. Treasury 5-Year Note	1,865	12/2022	USD	200,502,071	—	(4,921,654)
U.S. Ultra Treasury Bond	454	12/2022	USD	62,198,000	—	(5,730,521)
Total					—	(29,736,867)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(1,966)	12/2022	USD	(354,027,450)	37,915,585	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	416,649,044	1,162	3,100.00	12/15/2023	21,142,647	22,037,330
S&P 500 Index	JPMorgan	USD	215,137,200	600	3,200.00	06/21/2024	10,857,030	15,036,000
Total							31,999,677	37,073,330
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	863,475,796	1,065,259,707	(1,357,330,412)	41,073	571,446,164	—	(263,522)	4,399,717	571,732,030
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	255,639,174	4,519,444	(6,653,575)	(61,908,354)	191,596,689	—	1,360,135	—	2,843,947
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	635,588,887	15,598,997	(16,462,324)	(152,743,298)	481,982,262	—	1,214,402	—	16,163,054
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	45,803,464	630,588	(2,778,804)	(3,862,642)	39,792,606	—	(236,577)	332,4449	4,446,101
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	45,936,176	10,862,605	(566,927)	(16,495,486)	39,736,368	1,332,935	(197,125)	1,216,615	5,312,349
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	253,258,260	6,300,671	(6,324,057)	(62,036,542)	191,198,332	—	(39,518)	—	13,785,027
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	256,118,120	121,424	(12,525,657)	(42,166,702)	201,547,185	—	5,926,777	—	6,339,955
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,561,046	995,135	(1,071,144)	(5,065,509)	25,419,528	—	(161,263)	595,360	2,962,649
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	15,298,723	155,173	(15,921,797)	467,901	—	79,283	(1,094,035)	34,418	—
2	Variable Portfolio – U.S. Flexible Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	76,844,876	7,467,009	(1,444,603)	(16,333,037)	66,534,245	1,860,042	(232,201)	2,218,764	7,467,368
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	240,855,395	26,517,232	—	(105,958,948)	161,413,679	—	—	—	4,597,371
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	252,277,866	37,811,536	(12,398,306)	(82,278,196)	195,412,900	—	(544,531)	—	4,886,544
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	255,683,444	121,424	(18,658,201)	(37,558,533)	199,588,134	—	1,057,295	—	6,985,934
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	92,111,286	3,625,931	(1,735,493)	(15,187,848)	78,813,876	—	(274,104)	975,626	8,796,191
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	153,959,658	8,039,447	(3,132,912)	(25,693,993)	133,172,200	1,036,406	(469,053)	2,370,701	14,381,447
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	522,152,273	9,977,694	(13,508,619)	(118,433,572)	400,187,776	—	(874,836)	—	14,384,895
Total	3,995,564,444			(745,213,686)	2,977,841,944	4,308,666	5,171,844	12,143,650

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Growth Fund | Third Quarter Report 2022	3

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3QT7060_12_A01_(11/22)